Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash Flows from Operating Activities
Net (loss) income	$ (10,134,901)	$ 2,788,317	$ (2,575,459)	$ 8,216,352	$ (2,771,208)
Adjustments to reconcile net income to net cash (used in) provided by operating activities:
Stock based compensation expense	190,900		3,656,800
Change in fair value of warrant liabilities	2,411,429	(414,440)	(777,266)
Amortization of debt discounts	783,994		13,288
Depreciation	367,851	21,992	40,556	52,852	32,743
Deferred taxes	(465)	479	(451)	(1,827)	(628)
Gain on forgiveness of debt				(25,528)
(Increase) decrease in operating assets
Securities owned	(30,308,178)	170,777	162,579	927,032	(1,107,233)
Derivatives assets			194,110
Receivables from broker-dealers and clearing organizations	(15,600,774)	(516,365)	(6,404,232)	4,723,829	(5,475,634)
Crypto currencies	(201,152)
Prepaids, deposits and other assets	(413,314)	122,001
Commissions receivable			17,307	68,444	187,226
Other receivables and Prepaids, deposits and other assets	(374,728)		(217,497)	(187,933)	323,392
Increase (decrease) in operating liabilities
Payables to customers	9,141,570	(809,003)	1,367,577	(5,697,526)	8,033,193
Payables to broker-dealers and clearing organizations	20,424,818	607,132	3,845,740		(8,625)
Commissions payable			9,741	(96,229)	(343,000)
Taxes payable					(76,276)
Accrued expenses and other payables	(621,266)	90,445	767,229	211,926	8,910
Derivative liabilities			5,653	(214,397)	20,287
Net cash (used in) provided by operating activities	(24,334,216)	2,061,335	105,675	7,976,995	(1,176,853)
Cash Flows from Investing Activities
Purchases of fixed assets	(2,597,361)			(20,576)	(62,586)
Acquisition of Trademarks		(5,188)	(5,184)	(4,117)
Investment in investment funds	(1,548,565)
Advance payments for assets acquisition			(5,950,000)
Advances to shareholder				(6,484,121)
Advances to unrelated parties				(19,108,159)
Short term loans receivable	(1,007,759)	(442,485)	(680,350)	(1,637,310)
Collection of short-term loan	684,861		86,020
Net cash used in investing activities	(4,468,824)	(447,673)	(6,549,514)	(27,254,283)	(62,586)
Cash Flows from Financing Activities
Dividends paid		(385,901)	(385,901)
Cash acquired in the reverse recapitalization		2,476,198	2,476,198
Payments for reverse recapitalization and ordinary shares issuance costs		(1,802,105)	(1,908,591)
Proceeds from the exercise of December 2020 warrants	27,400,000
Proceeds from the exercise of August 2020 PIPE Warrants	1,541,666
Proceeds from the exercise of January 2021 Call Options	4,000,000
Proceeds from issuance Series A Convertible Preferred Shares and detachable warrants, net of issuance costs	6,299,000
Proceeds from issuance of ordinary shares to Yuntian	777,971
Proceeds from August 2020 PIPE, net of costs			2,021,951
Proceeds from Short-term borrowings				21,047,260
Repayment of Short-term borrowings	(293,449)	(791,469)	(1,124,448)	(382,917)
Repayment of Short-term borrowings from related party		(128,415)	(128,415)
Proceeds from issuance of convertible debenture			1,540,000
Subscription payments from shareholder					5,415,082
Advances from director		1,426,107	1,616,565	7,679,131	484,601
Repayments to director		(1,426,107)	(1,467,043)	(7,679,131)	(484,601)
Net cash provided by (used in) financing activities	39,725,188	(631,692)	2,640,316	20,664,343	5,415,082
Effect of Exchange Rate Changes on Cash and Restricted Cash	(18,678)	18,746	16,441	85,966	(24,616)
Net Change in Cash and Restricted Cash	10,903,470	1,000,716	(3,787,082)	1,473,021	4,151,027
Cash and Restricted Cash – Beginning of Period	4,794,097	8,581,179	8,581,179	7,108,158	2,957,131
Cash and Restricted Cash – End of Period	15,697,567	9,581,895	4,794,097	8,581,179	7,108,158
Noncash Investing and Financing Activities
Settlement of short-term loans receivable and borrowings				19,120,332
Return of capital through reduction in subscription receivable				3,022,606
Return of capital through reduction in due from shareholder				1,875,406
Dividends made through reduction in due from shareholder				4,608,715
Dividends declared and payable at year-end				385,901
Net liabilities acquired in the reverse recapitalization		57,754	57,963
Increase in payables for ordinary shares issuance costs		570,571
Increase in payables for ordinary shares issuance costs in reverse acquisition			504,084
Decrease in accrued expenses for shares issued to prior D&O			60,000
Convertible debenture debt discounts and issuance costs charged to equity			659,782
Subscription receivable for the shares issued in August 2020 PIPE			508,750
Transfer from other assets to intangible assets		13,287	13,277
Decrease in other assets for fixed assets	8,000,000
Value of January 2021 Call Options issued for service	1,909,000
Issuance of ordinary shares in connection with 2020 Share Incentive Plan	148
Conversion of Debenture into ordinary shares	1,611,511
Supplemental disclosure of cash flow information
Cash paid for interest	104,927	$ 73,168	115,160	729,504
Cash paid for income taxes	$ 54,667		$ 8,227	$ 1,521	$ 180,689